Tidal Trust III

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

March 19, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street NE

Washington, D.C. 20549

Re:	Tidal Trust III (the “Trust”)
File Nos. 333-221764 and 811-23312

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add three series, Azoria Golden Age ETF, Azoria 500 Meritocracy ETF and Azoria TSLA Convexity ETF, is Post-Effective Amendment No. 107 and Amendment No. 110 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

/s/ Michael Pellegrino
Michael Pellegrino
General Counsel
Tidal Investments LLC